Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Debt Issuance Costs	$ 0	$ 0
Interest Expense	0	0
Deferred Offering Costs	$ 0	$ 0